TAXES AND CHARGES - Schedule of Recoverable Taxes (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	R$ 580	R$ 511
Recoverable taxes, non-current	1,557	1,455
Recoverable taxes	2,137	1,966
ICMS (VAT) [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	551	485
Recoverable taxes, non-current	920	847
PIS/PasepTaxes [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	1	1
Recoverable taxes, non-current	138	132
Cofins [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	7	5
Recoverable taxes, non-current	499	476
Other Tax Recoverable [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	R$ 21	R$ 20